FINANCIAL RISK MANAGEMENT (Details 7) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 171,212,821	S/ 164,444,879
Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	144,951,405	137,783,757
United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,873,309	5,406,074
Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,762,896	8,743,760
Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,180,390	3,702,516
Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	725,512	551,952
Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,893,478	2,791,245
Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	461,427	370,826
Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	497,164	530,313
Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	131,847	128,814
Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	453,665	520,269
Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	288,933	404,156
France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	191,388	154,016
Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	32,342	212,417
Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	116,129	136,976
Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16,379	54,251
Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,636,557	2,953,537
Financial assets at amortized cost
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	141,217,038
Financial assets at amortized cost | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	124,349,120
Financial assets at amortized cost | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,538,853
Financial assets at amortized cost | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,531,311
Financial assets at amortized cost | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,214,653
Financial assets at amortized cost | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	663,326
Financial assets at amortized cost | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,868,149
Financial assets at amortized cost | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	436,580
Financial assets at amortized cost | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	147,632
Financial assets at amortized cost | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	30,537
Financial assets at amortized cost | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	116,262
Financial assets at amortized cost | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	115,467
Financial assets at amortized cost | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,961
Financial assets at amortized cost | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	22,060
Financial assets at amortized cost | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	91,029
Financial assets at amortized cost | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	989
Financial assets at amortized cost | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,083,109
Held for trading and hedging [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,278,762	4,726,563
Held for trading and hedging [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	839,713	2,394,575
Held for trading and hedging [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	476,593	195,955
Held for trading and hedging [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	716,740	13,372
Held for trading and hedging [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,450,342	1,324,999
Held for trading and hedging [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,406	4,909
Held for trading and hedging [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	306,299	411,276
Held for trading and hedging [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,773	22,476
Held for trading and hedging [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	51,091	19,570
Held for trading and hedging [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,478	14,804
Held for trading and hedging [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	192,141	231,336
Held for trading and hedging [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	54,252	2,215
Held for trading and hedging [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	119,572	90,845
Held for trading and hedging [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,960	0
Held for trading and hedging [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,315	231
Held for trading and hedging [member] | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	39,087	0
At inception [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	521,186	537,685
At inception [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	121,725	118,396
At inception [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	241,743	291,295
At inception [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,274	28,510
At inception [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	41,290	22,154
At inception [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,206	30,148
At inception [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	18,451	0
At inception [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,244	0
At inception [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,390	0
At inception [member] | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	31,863	47,182
Loans and receivables [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		130,343,367
Loans and receivables [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		114,046,024
Loans and receivables [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,757,745
Loans and receivables [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,516,991
Loans and receivables [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,619,679
Loans and receivables [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		498,512
Loans and receivables [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,906,346
Loans and receivables [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		193,120
Loans and receivables [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		80,844
Loans and receivables [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		39,477
Loans and receivables [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		112,869
Loans and receivables [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		131,983
Loans and receivables [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,883
Loans and receivables [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		204,100
Loans and receivables [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		89,718
Loans and receivables [member] | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Loans and receivables [member] | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,133,076
Investments available- for-sale [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,423,891
Investments available- for-sale [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,324,374
Investments available- for-sale [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,049,957
Investments available- for-sale [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,213,397
Investments available- for-sale [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		590,387
Investments available- for-sale [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		48,531
Investments available- for-sale [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		379,465
Investments available- for-sale [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		44,062
Investments available- for-sale [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		329,679
Investments available- for-sale [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		74,533
Investments available- for-sale [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		172,932
Investments available- for-sale [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		269,958
Investments available- for-sale [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		48,649
Investments available- for-sale [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,048
Investments available- for-sale [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		47,027
Investments available- for-sale [member] | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		54,251
Investments available- for-sale [member] | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		771,641
Investments held-to-maturity [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,413,373
Investments held-to-maturity [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,900,388
Investments held-to-maturity [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		111,122
Investments held-to-maturity [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		138,941
Investments held-to-maturity [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		72,004
Investments held-to-maturity [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		111,168
Investments held-to-maturity [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		70,072
Investments held-to-maturity [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,132
Investments held-to-maturity [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,639
Investments held-to-maturity [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,269
Investments held-to-maturity [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
Investments held-to-maturity [member] | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 1,638
At fair value through other comprehensive income investments
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	25,195,835
At fair value through other comprehensive income investments | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,640,847
At fair value through other comprehensive income investments | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,616,120
At fair value through other comprehensive income investments | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	514,845
At fair value through other comprehensive income investments | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	492,121
At fair value through other comprehensive income investments | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	56,780
At fair value through other comprehensive income investments | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	677,740
At fair value through other comprehensive income investments | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,074
At fair value through other comprehensive income investments | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	286,235
At fair value through other comprehensive income investments | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	91,832
At fair value through other comprehensive income investments | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	126,811
At fair value through other comprehensive income investments | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	103,970
At fair value through other comprehensive income investments | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	63,855
At fair value through other comprehensive income investments | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,322
At fair value through other comprehensive income investments | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,785
At fair value through other comprehensive income investments | Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Others [Members]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 482,498